Earnings per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Class A Common Stock [Member]
Reconciliation of Numerators and Denominators Used to Compute Basic and Diluted Earnings per Share

The following table sets forth reconciliations used to compute basic and diluted earnings per share of Class A common stock:

Basic net income per share:	For the three months ended March 31, 2016
Numerator
Net income	$16,345
Less: net income attributable to non-controlling interests	12,977

Net income attributable to Planet Fitness, Inc.	$3,368

Denominator
Weighted-average shares of Class A common stock outstanding—basic	36,597,985

Earnings per share of Class A common stock—basic & diluted	$0.09

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

Basic net income per share:	August 6, 2015 through December 31, 2015
Numerator
Net income	$23,454
Less: net income attributable to non-controlling interests	19,348

Net income attributable to Planet Fitness, Inc.	$4,106

Denominator
Weighted-average shares of Class A common stock outstanding—basic	36,243,557

Earnings per share of Class A common stock—basic	$0.11

Pro Forma [Member]
Reconciliation of Numerators and Denominators Used to Compute Basic and Diluted Earnings per Share

The unaudited pro forma net income per share has been prepared using pro forma net income, as set forth above, which reflects the pro forma effects on provision for income taxes and the allocation of pro forma net income between noncontrolling interests and Planet Fitness, Inc., resulting from the recapitalization transactions and the IPO divided by pro forma weighted average shares outstanding, which includes Class A common stock of Planet Fitness, Inc. outstanding after the recapitalization transactions and the IPO.

Quarter ended March 31, 2015
Pro forma net income attributable to Planet Fitness, Inc.	$1,415

Pro forma weighted average shares of Class A common stock—basic and diluted	36,598

Pro forma net income per share—basic and diluted	$0.04

The unaudited pro forma net income per share has been prepared using pro forma net income, as set forth above, which reflects the pro forma effects on provision for income taxes and the allocation of pro forma net income between noncontrolling interests and Planet Fitness, Inc., resulting from the recapitalization transactions and the IPO divided by pro forma weighted average shares outstanding which includes Class A common stock of Planet Fitness, Inc. outstanding after the recapitalization transactions and the IPO.

Year ended December 31, 2015
Pro forma net income attributable to Planet Fitness, Inc.	$6,405

Pro forma weighted average shares of Class A common stock—basic and diluted	36,598

Pro forma net income per share—basic and diluted	$0.17